Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 30, 2017
Registrant Name	FPA NEW INCOME INC
Central Index Key	0000099203
Amendment Flag	false
Document Creation Date	Mar. 30, 2017
Document Effective Date	Mar. 30, 2017
Prospectus Date	Jan. 31, 2017
FPA New Income, Inc. | FPA New Income, Inc.
Prospectus:
Trading Symbol	fpnix